CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings/(Accumulated Deficit)
Beginning balance, shares at Dec. 31, 2018		2,725,039
Beginning balance, amount at Dec. 31, 2018	$ 5,000,006	$ 2,725	$ 5,036,213	$ (38,932)
Change in value of common stock subject to possible redemption, shares		119,375
Change in value of common stock subject to possible redemption	(688,432)	$ 119	(688,551)
Capital contribution to Trust Account to extend the date by which the Company is required to consummate a Business Combination	280,000		280,000
Net income	408,427			408,427
Ending balance, shares at Dec. 31, 2019		2,844,414
Ending balance, amount at Dec. 31, 2019	5,000,001	$ 2,844	4,627,662	369,495
Change in value of common stock subject to possible redemption, shares		(128,386)
Change in value of common stock subject to possible redemption	(1,497,477)	$ (128)	(1,497,349)
Net income	273,220			273,220
Ending balance, shares at Mar. 31, 2020		2,716,028
Ending balance, amount at Mar. 31, 2020	3,775,744	$ 2,716	3,130,313	642,715
Beginning balance, shares at Dec. 31, 2019		2,844,414
Beginning balance, amount at Dec. 31, 2019	5,000,001	$ 2,844	4,627,662	369,495
Change in value of common stock subject to possible redemption, shares		128,386
Change in value of common stock subject to possible redemption	(1,497,477)	$ (128)	(1,497,349)
Redemption of share related to extension proxy vote, shares		(27,789)
Redemption of share related to extension proxy vote	(299,253)	$ (28)	(299,225)
Net income	(1,089,510)			(1,089,510)
Ending balance, shares at Dec. 31, 2020		2,688,242
Ending balance, amount at Dec. 31, 2020	2,113,761	$ 2,688	2,831,088	(720,015)
Net income	(893,718)			(893,718)
Ending balance, shares at Mar. 31, 2021		2,688,242
Ending balance, amount at Mar. 31, 2021	$ 1,220,043	$ 2,688	$ 2,831,088	$ (1,613,733)